Supplement dated January 21, 2020 to the Prospectuses

each dated May 1, 2019, as supplemented for:

MassMutual Capital Vantage®

MassMutual ElectrumSM

MassMutual Evolution

MassMutual Transitions SelectSM

MassMutual Transitions SelectSM II

MassMutual Transitions®

Strategic Group Variable Universal Life® II

Issued by Massachusetts Mutual Life Insurance Company

MassMutual Artistry

Issued by Massachusetts Mutual Life Insurance Company in New York

and C.M Life Insurance Company in all other states

Panorama Premier

Issued by Massachusetts Mutual Life Insurance Company in New York and New Jersey

and C.M Life Insurance Company in all other states

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

This supplement amends certain information included in the above-referenced prospectuses, as supplemented (“Prospectuses”):

•	Effective January 7, 2020, Thompson, Siegel & Walmsley LLC replaced Templeton Investment Counsel, LLC as the sub-adviser of the MML Foreign Fund. All references in the Prospectuses to Templeton Investment Counsel, LLC as the sub-adviser to the MML Foreign Fund are replaced with Thompson, Siegel & Walmsley LLC.

•	Effective January 7, 2020, Wellington Management Company LLP was added as an additional sub-adviser to the MML Mid Cap Growth Fund. All references in the Prospectuses to the sub-adviser of the MML Mid Cap Value Fund will include Wellington Management Company LLP.

•	Effective March 2, 2020, Invesco Advisers, Inc. will replace Wellington Management Company LLP as the sub-adviser of the MML Fundamental Growth Fund. All references in the Prospectuses to Wellington Management Company LLP as the sub-adviser to the MML Fundamental Growth Fund will be replaced with Invesco Advisers, Inc.

•	Effective March 2, 2020, the MML Fundamental Growth Fund will change its name to the MML Fundamental Equity Fund. All references in the Prospectuses to MML Fundamental Growth Fund will be replaced with MML Fundamental Equity Fund.

If you have questions about this supplement, or other product questions, you may contact your registered representative, call our Customer Service Center at the numbers listed below, or visit us online at www.MassMutual.com/contact-us.

Strategic Group Variable Universal Life® II	(800) 548-0073 8 a.m. - 5 p.m. Eastern Time
MassMutual ElectrumSM	(800) 665-2654 8 a.m. - 5 p.m. Eastern Time
MassMutual Capital Vantage® and MassMutual Transitions SelectSM II	(866) 645-2362 7 a.m. - 7 p.m. Central Time
All other products listed above	(800) 272-2216 8 a.m. - 8 p.m. Eastern Time

For more information about the fund, read the fund prospectus. Prospectuses are available on our website at www.MassMutual.com.

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